Pension Plans (Tables)	12 Months Ended
Mar. 31, 2022
Funded Status of Defined Benefit Pension Plans
The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2021 and 2022 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2021	2022	2021	2022
Change in benefit obligation:
Benefit obligation at beginning of year	¥110,467	¥114,556	¥103,616	¥128,573
Service cost	5,831	6,058	3,288	3,947
Interest cost	698	791	1,711	1,329
Actuarial loss (income)	(1,550)	(3,977)	12,550	(18,503)
Plan participant’s contributions	0	0	0	295
Benefits paid	(4,379)	(4,776)	(2,013)	(1,552)
Business combinations	3,087	0	0	0
Plan amendments	402	(1,642)	121	254
Foreign currency exchange rate change	0	0	9,300	6,805

Benefit obligation at end of year	114,556	111,010	128,573	121,148

Change in plan assets:
Fair value of plan assets at beginning of year	122,780	134,392	96,994	119,858
Actual return on plan assets	11,301	2,819	13,913	(836)
Employer contribution	3,876	3,909	2,027	2,530
Plan participant’s contributions	0	0	0	295
Benefits paid	(3,565)	(3,803)	(1,835)	(1,439)
Foreign currency exchange rate change	0	0	8,759	6,843

Fair value of plan assets at end of year	134,392	137,317	119,858	127,251

The funded status of the plans	¥19,836	¥26,307	¥(8,715)	¥6,103

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	¥34,940	¥40,118	¥28	¥7,753
Accrued benefit liability included in other liabilities	(15,104)	(13,811)	(8,743)	(1,650)

Net amount recognized	¥19,836	¥26,307	¥(8,715)	¥6,103

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax
Amount recognized in accumulated other comprehensive income (loss), pre-tax,
at March 31, 2021 and 2022 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2021	2022	2021	2022
Net prior service credit	¥(35)	¥266	¥1,277	¥746
Net actuarial loss	(17,119)	(12,912)	(15,344)	(1,432)
Net transition obligation	0	0	1	3

Total recognized in accumulated other comprehensive loss, pre-tax	¥(17,154)	¥(12,646)	¥(14,066)	¥(683)

Summary Of Accumulated Benefit Obligations And Fair Value Of Plan Assets For Pension Plans
The accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2021 and 2022 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2021	2022	2021	2022
Accumulated benefit obligations	¥14,396	¥13,386	¥115,518	¥7,407
Fair value of plan assets	0	0	113,748	5,842

Summary Of Projected Benefit Obligations And Fair Value Of Plan Assets For Pension Plans With Projected Defined Benefit Obligation In Excess Of Plan Assets
The projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets at March 31, 2021 and 2022 are as follows:

Millions of yen
Japanese plans		Overseas plans
2021	2022	2021	2022

Projected benefit obligations	¥15,104	¥13,811	¥123,155	¥8,484
Fair value of plan assets	0	0	114,412	6,834

Net Pension Cost of Defined Benefit Plans
Net pension cost of the plans for fiscal 2020, 2021 and 2022 consists of the following:

	Millions of yen
	2020	2021	2022
Japanese plans:
Service cost	¥5,879	¥5,831	¥6,058
Interest cost	585	698	791
Expected return on plan assets	(2,806)	(2,427)	(2,663)
Amortization of prior service credit	(820)	(178)	(66)
Amortization of net actuarial loss	1,156	1,320	412

Net periodic pension cost	¥3,994	¥5,244	¥4,532

Overseas plans:
Service cost	¥3,566	¥3,288	¥3,947
Interest cost	1,634	1,711	1,329
Expected return on plan assets	(4,262)	(3,618)	(4,192)
Amortization of prior service credit	(208)	(269)	(320)
Amortization of net actuarial loss	739	313	500
Amortization of transition obligation	1	1	1

Net periodic pension cost	¥1,470	¥1,426	¥1,265

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2020, 2021 and 2022 are summarized as follows:

	Millions of yen
	2020	2021	2022
Japanese plans:
Current year actuarial gain (loss)	¥(1,629)	¥10,424	¥3,795
Amortization of net actuarial loss	1,156	1,320	412
Prior service credit due to amendments	0	(402)	367
Amortization of prior service credit	(820)	(178)	(66)

Total recognized in other comprehensive income (loss), pre-tax	¥(1,293)	¥11,164	¥4,508

Overseas plans:
Current year actuarial gain (loss)	¥1,117	¥(2,308)	¥13,672
Amortization of net actuarial loss	739	313	500
Prior service credit due to amendments	1,097	(10)	(255)
Amortization of prior service credit	(208)	(269)	(320)
Amortization of transition obligation	1	1	1
Foreign currency exchange rate change	524	(946)	(215)

Total recognized in other comprehensive income (loss), pre-tax	¥3,270	¥(3,219)	¥13,383

Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts
Significant assumptions of Japanese pension plans and overseas pension plans used to determine these amounts are as follows:

Japanese plans	2020	2021	2022
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	0.6%	0.7%	0.6%
Rate of increase in compensation levels	4.0%	4.0%	4.0%
Interest crediting rate for cash balance plans	1.5%	1.5%	1.5%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	0.5%	0.6%	0.7%
Rate of increase in compensation levels	4.4%	4.0%	4.0%
Expected long-term rate of return on plan assets	2.2%	2.0%	2.0%
Interest crediting rate for cash balance plans	1.5%	1.5%	1.5%

Overseas plans	2020	2021	2022
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.7%	1.0%	1.7%
Rate of increase in compensation levels	2.2%	2.2%	2.2%
Interest crediting rate for cash balance plans	—	—	—
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.7%	1.7%	1.0%
Rate of increase in compensation levels	2.4%	2.2%	2.2%
Expected long-term rate of return on plan assets	3.7%	3.3%	3.5%
Interest crediting rate for cash balance plans	—	—	—

Benefits Expected to be Paid
At March 31, 2022, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

	Millions of yen
Years ending March 31,	Japanese plans	Overseas plans
2023	¥5,468	¥1,989
2024	5,375	2,104
2025	5,853	2,051
2026	6,048	2,137
2027	5,738	2,268
2028-2032	30,942	13,326

Total	¥59,424	¥23,875

Japan
Fair Value of Pension Plan Assets by Asset Category
The fair value of Japanese pension plan assets at March 31, 2021 and 2022, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurements.”

	Millions of yen
	March 31, 2021
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥17,823	¥0	¥0	¥0
Other than Japan
Pooled funds*2	22,231	0	0	0
Debt securities:
Japan
Pooled funds*3	24,127	0	0	0
Other than Japan
Pooled funds*4	36,386	0	0	0
Other assets:
Life insurance company general accounts*5	28,977	0	28,977	0
Others*6	4,848	0	4,848	0

	¥134,392	¥0	¥33,825	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥22 million at March 31, 2021.
*2	These funds invest in listed shares.
*3
These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥51 million at March 31, 2021.

*4	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.
At March 31, 2021, our policy for the portfolio of plans consists of three major components: approximately 30% is invested in equity securities, approximately 50% is invested in debt securities and approximately 20% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

Level 2 assets are comprised principally of investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

	Millions of yen
	March 31, 2022
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥16,002	¥0	¥0	¥0
Other than Japan
Pooled funds*2	21,366	0	0	0
Debt securities:
Japan
Pooled funds*3	27,845	0	0	0
Other than Japan
Pooled funds*4	38,070	0	0	0
Other assets:
Life insurance company general accounts*5	29,462	0	29,462	0
Others*6	4,572	0	4,572	0

	¥137,317	¥0	¥34,034	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥22 million at March 31, 2022.
*2	These funds invest in listed shares.
*3
These funds invest approximately 70% in Japanese government bonds,

and approximately
 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥37 million at March 31, 2022.

*4	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

Overseas plans
Fair Value of Pension Plan Assets by Asset Category
The fair value of overseas pension plan assets at March 31, 2021 and 2022, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurements.”

	Millions of yen
	March 31, 2021
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥58,483	¥58,483	¥0	¥0
Pooled funds*1	617	0	0	0
Debt securities:
Other than Japan
Government bonds	52,245	52,245	0	0
Municipal bonds	4,589	0	4,589	0
Other assets:
Life insurance company general accounts*2	325	0	325	0
Others*3	3,599	0	3,599	0

	¥119,858	¥110,728	¥8,513	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.
At March 31, 2021, our policy for the portfolio of plans consists of two major components: approximately 50% is invested in equity securities and approximately 50% is invested in debt securities.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets. Level 1 assets are comprised principally of equity securities and debt securities, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of debt securities and investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

	Millions of yen
	March 31, 2022
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥59,932	¥59,932	¥0	¥0
Pooled funds*1	1,031	0	0	0
Debt securities:
Other than Japan
Government bonds	55,999	55,999	0	0
Municipal bonds	4,411	0	4,411	0
Other assets:
Life insurance company general accounts*2	351	0	351	0
Others*3	5,527	0	5,527	0

	¥127,251	¥115,931	¥10,289	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.